Supplemental Condensed Combining Information (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2013
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,006,662	$-	$7,664,410	$(1,594,636)	$7,076,436
Cost of revenue	-	-	663,055	-	5,719,837	(1,574,347)	4,808,545
Gross profit	-	-	343,607	-	1,944,573	(20,289)	2,267,891
Operating expenses (income):
Selling, general and administrative (1)	-	40,547	106,983	(55,685)	1,057,633	19,568	1,169,046
Research and development	-	-	36,549	-	24,912	(168)	61,293
Operating (loss) income	-	(40,547)	200,075	55,685	862,028	(39,689)	1,037,552
Other (income) expense:
Interest, net	(3,417)	95,049	3,804	87,078	24,349	417	207,280
Other, net	-	(615,001)	164,333	(383,157)	-	833,825	-
Income (loss) before income taxes	3,417	479,405	31,938	351,764	837,679	(873,931)	830,272
Income tax expense (benefit)	1,240	(8,618)	37,248	(12,385)	285,430	(30,301)	272,614
Net Income (loss)	2,177	488,023	(5,310)	364,149	552,249	(843,630)	557,658
Net Income attributable to noncontrolling interests	-	-	-	-	-	69,635	69,635
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(913,265)	$488,023

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$928,262	$-	$7,183,245	$(1,434,779)	$6,676,728
Cost of revenue	-	-	587,675	-	5,317,223	(1,424,553)	4,480,345
Gross profit	-	-	340,587	-	1,866,022	(10,226)	2,196,383
Operating expenses (income):
Selling, general and administrative (1)	-	5,066	104,788	68,031	836,598	34,649	1,049,132
Research and development	-	-	34,134	-	21,326	-	55,460
Operating (loss) income	-	(5,066)	201,665	(68,031)	1,008,098	(44,875)	1,091,791
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(3,412)	103,541	1,741	72,356	28,849	-	203,075
Other, net	-	(817,512)	130,561	(505,714)	-	1,192,665	-
Income (loss) before income taxes	3,412	708,905	69,363	365,327	1,118,849	(1,237,540)	1,028,316
Income tax expense (benefit)	1,250	49,070	58,233	(55,383)	394,507	(138,359)	309,318
Net Income (loss)	2,162	659,835	11,130	420,710	724,342	(1,099,181)	718,998
Net Income attributable to noncontrolling interests	-	-	-	-	-	59,163	59,163
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,158,344)	$659,835

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At June 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$4,932	$595	$-	$550,768	$29,561	$585,857
Trade accounts receivable, less allowance for doubtful accounts	-	-	178,405	-	2,852,762	-	3,031,167
Accounts receivable from related parties	1,269,703	1,816,703	1,647,943	1,665,304	4,471,651	(10,680,436)	190,868
Inventories	-	-	293,332	-	898,209	(136,442)	1,055,099
Prepaid expenses and other current assets	-	104,662	46,298	67	842,973	777	994,777
Deferred taxes	-	-	-	-	291,134	899	292,033
Total current assets	1,269,704	1,926,297	2,166,573	1,665,371	9,907,497	(10,785,641)	6,149,801

Property, plant and equipment, net	-	540	215,429	-	2,839,566	(120,395)	2,935,140
Intangible assets	-	690	72,003	-	608,636	(65)	681,264
Goodwill	-	-	54,374	-	11,414,225	-	11,468,599
Deferred taxes	-	69,036	7,645	-	123,080	(64,130)	135,631
Other assets and notes receivables (1)	-	12,780,039	28,056	12,140,029	5,998,848	(29,989,060)	957,912
Total assets	$1,269,704	$14,776,602	$2,544,080	$13,805,400	$30,891,852	$(40,959,291)	$22,328,347

Current liabilities:
Accounts payable	$-	$659	$36,248	$-	$457,040	$-	$493,947
Accounts payable to related parties	-	2,064,018	730,076	1,597,911	6,525,218	(10,717,938)	199,285
Accrued expenses and other current liabilities	29,771	45,648	133,908	3,262	1,618,116	459	1,831,164
Short-term borrowings	-	42	-	-	115,280	-	115,322
Short-term borrowings from related parties	-	-	-	-	59,364	-	59,364
Current portion of long-term debt and capital lease obligations	-	280,629	-	200,000	33,489	-	514,118
Income tax payable	-	103,521	-	-	41,548	9,869	154,938
Deferred taxes	-	4,820	9,638	-	63,487	(40,536)	37,409
Total current liabilities	29,771	2,499,337	909,870	1,801,173	8,913,542	(10,748,146)	3,405,547

Long term debt and capital lease obligations, less current portion	1,169,932	207,763	-	2,501,512	6,993,976	(3,216,171)	7,657,012
Long term borrowings from related parties	-	3,185,549	651,161	2,006,006	7,433	(5,850,149)	-
Other liabilities	-	5,775	13,340	11,830	261,047	32,346	324,338
Pension liabilities	-	9,464	208,554	-	214,042	-	432,060
Income tax payable	2,633	26,974	-	-	42,109	133,722	205,438
Deferred taxes	-	-	-	-	680,438	(27,826)	652,612
Total liabilities	1,202,336	5,934,862	1,782,925	6,320,521	17,112,587	(19,676,224)	12,677,007

Noncontrolling interests subject to put provisions	-	-	-	-	541,347	-	541,347
Total FMC-AG & Co. KGaA shareholders' equity	67,368	8,841,740	761,155	7,484,879	12,969,665	(21,283,067)	8,841,740
Noncontrolling interests not subject to put provisions	-	-	-	-	268,253	-	268,253
Total equity	67,368	8,841,740	761,155	7,484,879	13,237,918	(21,283,067)	9,109,993
Total liabilities and equity	$1,269,704	$14,776,602	$2,544,080	$13,805,400	$30,891,852	$(40,959,291)	$22,328,347

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$78	$501	$-	$686,457	$1,003	$688,040
Trade accounts receivable, less allowance for doubtful accounts	-	-	170,627	-	2,848,797	-	3,019,424
Accounts receivable from related parties	1,269,471	2,257,445	1,449,317	3,562,953	4,398,630	(12,800,007)	137,809
Inventories	-	-	271,039	-	885,613	(119,843)	1,036,809
Prepaid expenses and other current assets	-	72,022	27,693	167	837,152	727	937,761
Deferred taxes	-	-	-	-	311,280	(3,667)	307,613
Total current assets	1,269,472	2,329,545	1,919,177	3,563,120	9,967,929	(12,921,787)	6,127,456

Property, plant and equipment, net	-	611	206,873	-	2,856,000	(122,881)	2,940,603
Intangible assets	-	584	67,874	-	641,714	(56)	710,116
Goodwill	-	-	54,848	-	11,367,041	-	11,421,889
Deferred taxes	-	51,111	10,123	-	131,452	(58,933)	133,753
Other assets and notes receivables (1)	-	12,675,998	650,255	11,766,104	(4,751,531)	(19,348,645)	992,181
Total assets	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

Current liabilities:
Accounts payable	$-	$1,935	$41,114	$-	$579,245	$-	$622,294
Accounts payable to related parties	-	2,234,205	491,525	1,598,852	8,663,240	(12,864,472)	123,350
Accrued expenses and other current liabilities	29,771	27,530	102,728	3,157	1,611,997	12,288	1,787,471
Short-term borrowings	-	38	-	-	117,812	-	117,850
Short-term borrowings from related parties	-	-	-	-	3,973	-	3,973
Current portion of long-term debt and capital lease obligations	-	207,160	-	100,000	27,587	-	334,747
Income tax payable	-	130,636	-	-	19,367	-	150,003
Deferred taxes	-	1,622	8,126	-	61,774	(41,219)	30,303
Total current liabilities	29,771	2,603,126	643,493	1,702,009	11,084,995	(12,893,403)	3,169,991

Long term debt and capital lease obligations, less current portion	1,172,397	285,049	-	2,559,340	7,020,190	(3,251,236)	7,785,740
Long term borrowings from related parties	-	3,212,455	657,284	2,019,925	64,530	(5,898,020)	56,174
Other liabilities	-	6,696	12,679	110,637	130,634	33,923	294,569
Pension liabilities	-	7,753	202,219	-	213,389	-	423,361
Income tax payable	2,113	264	-	-	52,684	146,581	201,642
Deferred taxes	-	-	-	-	685,158	(21,157)	664,001
Total liabilities	1,204,281	6,115,343	1,515,675	6,391,911	19,251,580	(21,883,312)	12,595,478

Noncontrolling interests subject to put provisions	-	-	-	-	523,260	-	523,260
Total FMC-AG & Co. KGaA shareholders' equity	65,191	8,942,506	1,393,475	8,937,313	173,011	(10,568,990)	8,942,506
Noncontrolling interests not subject to put provisions	-	-	-	-	264,754	-	264,754
Total equity	65,191	8,942,506	1,393,475	8,937,313	437,765	(10,568,990)	9,207,260
Total liabilities and equity	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(843,630)	$557,658
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(331,592)	-	(383,157)	-	714,749	-
Depreciation and amortization	-	330	24,691	-	305,236	(15,103)	315,154
Change in deferred taxes, net	-	(19,248)	3,651	-	18,363	(9,336)	(6,570)
(Gain) loss on sale of fixed assets and investments	-	(12)	(153)	-	(6,089)	-	(6,254)
Compensation expense related to stock options	-	12,777	-	-	-	-	12,777
Cash inflow (outflow) from hedging	-	(4,028)	-	-	-	-	(4,028)
Investments in equity method investees, net	-	22,691	-	-	(7,940)	-	14,751
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11,574)	-	(51,000)	-	(62,574)
Inventories	-	-	(24,736)	-	(29,542)	20,013	(34,265)
Prepaid expenses and other current and non-current assets	-	10,768	(17,389)	(53,403)	60,215	28,585	28,776
Accounts receivable from / payable to related parties	(410)	286,966	68,660	57,847	(462,322)	70,579	21,320
Accounts payable, accrued expenses and other current and non-current liabilities	-	10,171	38,199	106	(53,631)	(3,854)	(9,009)
Income tax payable	520	729	-	(12,385)	(1,376)	25,313	12,801
Net cash provided by (used in) operating activities	2,287	477,575	76,039	(26,843)	324,163	(12,684)	840,537

Investing Activities:
Purchases of property, plant and equipment	-	(45)	(39,394)	-	(311,089)	16,886	(333,642)
Proceeds from sale of property, plant and equipment	-	17	271	-	14,508	-	14,796
Disbursement of loans to related parties	-	45,738	-	28,419	-	(74,157)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(23,076)	(1,943)	-	(100,883)	24,093	(101,809)
Proceeds from divestitures	-	-	-	-	17,824	-	17,824
Net cash provided by (used in) investing activities	-	22,634	(41,066)	28,419	(379,640)	(33,178)	(402,831)

Financing Activities:
Short-term borrowings, net	-	4	(34,873)	-	35,808	-	939
Long-term debt and capital lease obligations, net	(2,287)	354	-	1,730,386	(1,769,326)	74,157	33,284
Increase (decrease) of accounts receivable securitization program	-	-	-	-	23,000	-	23,000
Proceeds from exercise of stock options	-	32,210	-	-	3,932	-	36,142
Purchase of treasury stock	-	(230,654)	-	-	-	-	(230,654)
Dividends paid	-	(296,134)	-	-	(1,665)	1,665	(296,134)
Capital increase (decrease)	-	-	-	(1,731,962)	1,733,364	(1,402)	-
Distributions to noncontrolling interest	-	-	-	-	(117,855)	-	(117,855)
Contributions from noncontrolling interest	-	-	-	-	27,157	-	27,157
Net cash provided by (used in) financing activities	(2,287)	(494,220)	(34,873)	(1,576)	(65,585)	74,420	(524,121)
Effect of exchange rate changes on cash and cash equivalents	-	(1,135)	(6)	-	(14,627)	-	(15,768)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	4,854	94	-	(135,689)	28,558	(102,183)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$1	$4,932	$595	$-	$550,768	$29,561	$585,857

	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(532,403)	-	(505,714)	-	1,038,117	-
Depreciation and amortization	-	221	23,540	-	284,698	(14,208)	294,251
Change in deferred taxes, net	-	14,485	5,121	-	48,162	(2,834)	64,934
(Gain) loss on sale of fixed assets and investments	-	(40)	20	-	(32,954)	-	(32,974)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	12,949	-	-	-	-	12,949
Cash outflow from hedging	-	1,334	-	-	(15,408)	-	(14,074)
Investments in equity method investees, net	-	36,785	-	-	(7,806)	-	28,979
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,554)	-	1,056	-	(12,498)
Inventories	-	-	(52,595)	-	(19,998)	7,772	(64,821)
Prepaid expenses and other current and non-current assets	-	120,331	(21,321)	73,363	(47,295)	(820)	124,258
Accounts receivable from / payable to related parties	(4,127)	(241,016)	66,759	70,910	36,203	52,513	(18,758)
Accounts payable, accrued expenses and other current and non-current liabilities	-	(812)	35,310	3,822	(19,087)	(1,905)	17,328
Income tax payable	252	(11,026)	-	(55,383)	54,560	(35,415)	(47,012)
Net cash provided by (used in) operating activities	(1,713)	60,643	54,410	7,708	866,873	(55,961)	931,960

Investing Activities:
Purchases of property, plant and equipment	-	(361)	(31,912)	-	(262,701)	17,551	(277,423)
Proceeds from sale of property, plant and equipment	-	40	147	-	3,477	-	3,664
Disbursement of loans to related parties	-	(45,917)	82	513,595	-	(467,760)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(1,627,403)	(488)	-	(1,747,201)	1,626,913	(1,748,179)
Proceeds from divestitures	-	45	-	-	228,206	(45)	228,206
Net cash provided by (used in) investing activities	-	(1,673,596)	(32,171)	513,595	(1,778,219)	1,176,659	(1,793,732)

Financing Activities:
Short-term borrowings, net	-	9,306	(21,944)	-	27,972	-	15,334
Long-term debt and capital lease obligations, net	1,713	1,943,267	-	(521,303)	(418,270)	467,760	1,473,167
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(82,500)	-	(82,500)
Proceeds from exercise of stock options	-	19,471	-	-	3,277	-	22,748
Dividends paid	-	(271,733)	-	-	-	-	(271,733)
Capital increase (decrease)	-	-	-	-	1,590,083	(1,590,083)	-
Distributions to noncontrolling interest	-	-	-	-	(79,334)	-	(79,334)
Contributions from noncontrolling interest	-	-	-	-	11,763	-	11,763
Net cash provided by (used in) financing activities	1,713	1,700,311	(21,944)	(521,303)	1,052,991	(1,122,323)	1,089,445

Effect of exchange rate changes on cash and cash equivalents	-	1,065	(12)	-	(8,640)	-	(7,587)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	88,423	283	-	133,005	(1,625)	220,086
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378

Other comprehensive income statement segregated by issuers and guarantors
	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Gain (loss) related to cash flow hedges	-	(5,916)	(9)	11,725	2,442	-	8,242
Actuarial gain (loss) on defined benefit pension plans	-	15	186	8,536	6	-	8,743
Gain (loss) related to foreign currency translation	-	26,112	18,886	-	(94,106)	1,492	(47,616)
Income tax (expense) benefit related to components of other comprehensive income	-	3,427	(51)	(7,993)	(19,341)	-	(23,958)
Other comprehensive income (loss), net of tax	-	23,638	19,012	12,268	(110,999)	1,492	(54,589)
Total comprehensive income	$2,162	$683,473	$30,142	$432,978	$613,343	$(1,097,689)	$664,409
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	59,249	59,249
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$683,473	$30,142	$432,978	$613,343	$(1,156,938)	$605,160

	For the six months ended June 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(843,630)	$557,658
Gain (loss) related to cash flow hedges	-	14,431	-	-	5,459	-	19,890
Actuarial gain (loss) on defined benefit pension plans	-	65	1,267	11,335	110	-	12,777
Gain (loss) related to foreign currency translation	-	27,707	(6,535)	-	(154,567)	6,033	(127,362)
Income tax (expense) benefit related to components of other comprehensive income	-	(4,162)	(369)	(4,472)	(911)	-	(9,914)
Other comprehensive income (loss), net of tax	-	38,041	(5,637)	6,863	(149,909)	6,033	(104,609)
Total comprehensive income	$2,177	$526,064	$(10,947)	$371,012	$402,340	$(837,597)	$453,049
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	67,317	67,317
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,177	$526,064	$(10,947)	$371,012	$402,340	$(904,914)	$385,732